PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,257.7	$ 1,330.5	$ 1,245.5
Amortization expense	101.4	120.2	144.5
Asset impairment charges	$ 31.0	$ 78.8	$ 39.5